Concentrations - Schedules of Concentration of Risk (Details) (Global Diversified Holdings, Inc.) (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Total sales	$ 0	$ 0
Global Diversified Holdings, Inc. [Member] | Sales Revenue [Member] | 4 Customer [Member]
Total sales			$ 1,298,372